Convertible Notes, Debt and Equity Movement of Second Jelco Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 5,518	$ 3,713	$ 4,339
Debt [Abstract]
Beginning balance	14,608
Ending balance	14,516	14,608
Jelco [Member] | Second Jelco Note [Member]
Applicable Limit [Abstract]
Beginning balance	24,665	24,665
Deductions	(3,500)
Ending balance	21,165	24,665	24,665
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)
Ending balance	(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance	5,675	4,162
Amortization (Note 11)	2,649	1,513
Ending balance	8,324	5,675	4,162
Debt [Abstract]
Beginning balance	5,675	4,162
Amortization (Note 11)	2,649	1,513
Ending balance	8,324	5,675	4,162
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165